Long-term investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Long Term Investments	$ 22,128		$ 19,118
Weichai Westport Inc [Member]
Long Term Investments	14,534	[1]	11,275	[1]
Cummins Westport, Inc. [Member]
Long Term Investments	7,191	[2]	7,126	[2]
Other Equity Accounted for Investees [Member]
Long Term Investments	$ 403		$ 717

[1]	Weichai Westport Inc.: On July 3, 2010, the Company invested $4,316 under an agreement with Weichai Power Co. Ltd. and Hong Kong Peterson (“CNG”) Equipment Ltd. to form Weichai Westport Inc. (“WWI”). On October 11, 2011, the Company invested an additional $955 in WWI. The Company has a 35% equity interest in WWI. For the year ended December 31, 2013, the Company recognized its share of WWI’s income of $4,264 (year ended December 31, 2012 - $2,881; nine months ended December 31, 2011 - $1,438), as income from investment accounted for by the equity method. Assets, liabilities, revenue and expenses of WWI as of and for the periods presented are as follows: December 31, 2013 December 31, 2012 Current assets: Cash and short-term investments $ 4,696 $ 1,145 Accounts receivable 31,967 21,512 Inventory 80,412 55,109 Other current assets 176 1,053 Long-term assets Property, plant and equipment 7,021 4,930 Deferred income tax assets 6,874 3,248 Total assets $ 131,146 $ 86,997 Current liabilities: Accounts payable and accrued liabilities $ 71,345 $ 49,125 Other current liabilities 21,671 12,055 Total liabilities $ 93,016 $ 61,180 Nine months ended Years ended December 31, December 31, 2013 2012 2011 Product revenue $ 466,580 $ 272,086 $ 84,917 Cost of revenue and expenses: Cost of product revenue 429,238 247,299 70,345 Operating expenses 22,846 15,022 9,693 452,084 262,321 80,038 Income before income taxes 14,496 9,765 4,879 Income tax expense 2,315 1,536 1,364 Income for the period $ 12,181 $ 8,229 $ 3,515
[2]	Cummins Westport Inc.: The Company entered into a joint venture with Cummins on March 7, 2001. On December 16, 2003, the Company and Cummins amended the joint venture agreement (“JVA”) focusing CWI on developing markets for alternative fuel engines. In addition, the two companies signed a Technology Partnership Agreement that creates a flexible arrangement for future technology development between Cummins and the Company. On February 20, 2012, the JVA was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties have revised certain economic terms of the JVA. The joint venture will now have a term of ten years and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of, one of the parties. Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the new JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins. The Company has determined that CWI is a variable interest entity. Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary. The Company has not historically provided and does not intend to provide financial or other support to CWI that the Company is not previously contractually required to provide. For the year ended December 31, 2013, the Company recognized its share of CWI’s income of $9,433 (year ended December 31, 2012 - $13,232; nine months ended December 31, 2011 - $12,958), as income from investment accounted for by the equity method. Assets, liabilities, revenue and expenses of CWI are as follows: December 31, 2013 December 31, 2012 Current assets: Cash and short-term investments $ 73,736 $ 44,371 Accounts receivable 6,699 6,995 Current portion of deferred income tax assets 9,429 7,304 Other current assets 210 225 Long-term assets: Property, plant and equipment 1,096 896 Deferred income tax assets 26,227 9,786 Total assets $ 117,397 $ 69,577 Current liabilities: Current portion of warranty liability $ 18,395 $ 13,317 Current portion of deferred revenue 5,478 3,862 Accounts payable and accrued liabilities 9,826 9,401 33,699 26,580 Long-term liabilities: Warranty liability 49,174 17,501 Deferred revenue 17,815 9,968 Other long-term liabilities 2,400 1,312 69,389 28,781 Total liabilities $ 103,088 $ 55,361 Nine months ended December Years ended December 31, 31, 2013 2012 2011 Product revenue $ 261,012 $ 161,741 $ 114,518 Parts revenue 49,639 36,274 24,326 310,651 198,015 138,844 Cost of revenue and expenses: Cost of product and parts revenue 246,403 136,575 78,837 Research and development 21,522 12,114 6,720 General and administrative 1,348 1,417 796 Sales and marketing 17,839 12,541 9,659 Foreign exchange (gain) loss (7) (18) 17 Bank charges, interest and other 607 472 369 287,712 163,101 96,398 Income before undernoted 22,939 34,914 42,446 Interest and investment income 117 530 297 Income before income taxes 23,056 35,444 42,743 Income tax expense (recovery): Current 24,600 16,362 18,602 Deferred (18,566) (6,517) (1,775) 6,034 9,845 16,827 Income for the period $ 17,022 $ 25,599 $ 25,916